Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments [Text Block]
6.  Investments

We reported a combined $3,346.2 million as "Investments" in our accompanying consolidated balance sheet as of December 31, 2011.  As of December 31, 2010, our investments totaled $3,886.0 million.  Our investments primarily consist of equity investments where we hold significant influence over investee actions and which we account for under the equity method of accounting.

As of December 31, 2011 and 2010, our investments consisted of the following (in millions):

	December 31,
	2011	2010
Rockies Express Pipeline LLC	$1,594.8	$1,703.0
Midcontinent Express Pipeline LLC	666.6	706.4
Plantation Pipe Line Company	185.0	190.3
Fayetteville Express Pipeline LLC	173.3	0.2
Red Cedar Gathering Company	167.8	163.2
EagleHawk Field Services LLC	141.0	-
Eagle Ford Gathering LLC	117.5	29.9
Watco Companies, LLC	101.7	-
Express pipeline system	65.0	68.5
Cortez Pipeline Company	10.4	9.9
KinderHawk Field Services LLC	-	924.6
All others	114.9	81.8
Total equity investments	3,338.0	3,877.8
Bond investments	8.2	8.2
Total investments	$3,346.2	$3,886.0

The decrease in the carrying amount of our equity investments since December 31, 2010 was primarily due to our July 1, 2011 acquisition of the remaining 50% ownership interest in KinderHawk Field Services LLC that we did not already own.  On that date, we exchanged our status as an owner of an equity investment in KinderHawk for a full controlling financial interest, and we began accounting for our investment under the full consolidation method.  For further information pertaining to our KinderHawk acquisitions, see Note 3 "Acquisitions and Divestitures-Acquisitions-(8) KinderHawk Field Services LLC" and "-(16) KinderHawk Field Services LLC and EagleHawk Field Services LLC."

As shown in the table above, our significant equity investments as of December 31, 2011 consisted of the following:

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Rockies Express Pipeline LLC-we operate and own a 50% ownership interest in Rockies Express Pipeline LLC, the sole owner of the Rockies Express natural gas pipeline system.  The remaining ownership interests in Rockies Express Pipeline LLC are owned by subsidiaries of Sempra Energy (25%) and ConocoPhillips (25%).

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As discussed in Note 2 "Summary of Significant Accounting Policies-Basis of Presentation," due to the announced sale of our FTC Natural Gas Pipelines disposal group, which includes our 50% ownership interest in Rockies Express, we accounted for our equity investment in Rockies Express as a discontinued operation whereby we reclassified our equity earnings in Rockies Express to "Income from operations of FTC Natural Gas Pipelines disposal group" on our accompanying consolidated statements of income for all periods presented in this report.

-
Midcontinent Express Pipeline LLC-we operate and own a 50% ownership interest in Midcontinent Express Pipeline LLC.  It is the sole owner of the Midcontinent Express natural gas pipeline system.  The remaining ownership interest in Midcontinent Express Pipeline LLC is owned by subsidiaries of Regency Energy Partners, L.P. (50%);

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Plantation Pipe Line Company-we operate and own a 51.17% ownership interest in Plantation Pipe Line Company, the sole owner of the Plantation refined petroleum products pipeline system.  A subsidiary of Exxon Mobil Corporation owns the remaining interest.  Each investor has an equal number of directors on Plantation's board of directors, and board approval is required for certain corporate actions that are considered participating rights; therefore, we do not control Plantation Pipe Line Company, and we account for our investment under the equity method;

-
Fayetteville Express Pipeline LLC-we own a 50% ownership interest in Fayetteville Express Pipeline LLC, the sole owner of the Fayetteville Express natural gas pipeline system.  Energy Transfer Partners, L.P. owns the remaining 50% interest and serves as operator of Fayetteville Express Pipeline LLC.  The Fayetteville Express system began interim transportation service on October 12, 2010, and began full operations on January 1, 2011; however, as of December 31, 2010, we had no material net investment in Fayetteville Express Pipeline LLC because in November 2009, Fayetteville Express Pipeline LLC established and made borrowings under its own revolving bank credit facility in order to fund its pipeline development and construction costs and to make distributions to its member owners to reimburse them for prior contributions;

-
Red Cedar Gathering Company-we own a 49% ownership interest in the Red Cedar Gathering Company.  The remaining 51% interest in Red Cedar is owned by the Southern Ute Indian Tribe.  Red Cedar is the sole owner of the Red Cedar natural gas gathering, compression and treating system;

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EagleHawk Field Services LLC-we acquired a 25% ownership interest in the EagleHawk Field Services LLC from Petrohawk Energy Corporation effective July 1, 2011.   For further information about this acquisition, see Note 3 "Acquisitions and Divestitures-Acquisitions-(16) KinderHawk Field Services LLC and EagleHawk Field Services LLC;"

-
Eagle Ford Gathering LLC-on May 14, 2010, we and Copano Energy, L.L.C. entered into formal agreements for a joint venture to provide natural gas gathering, transportation and processing services to natural gas producers in the Eagle Ford Shale formation in south Texas.  We named the joint venture Eagle Ford Gathering LLC, and we own a 50% member interest in Eagle Ford Gathering LLC.  Copano owns the remaining 50% interest and serves as operator and managing member of Eagle Ford Gathering LLC;

-
Watco Companies, LLC-we made a combined $100.0 million preferred equity investment in Watco Companies, LLC, the largest privately held short line railroad company in the United States.  We acquired 100,000 Class A preferred shares and pursuant to the terms of our investment, we receive priority, cumulative cash distributions from the preferred shares at a rate of 3.25% per quarter, and we participate partially in additional profit distributions at a rate equal to 0.5%.  The preferred shares have no conversion features and hold no voting powers, but do provide us certain approval rights, including the right to appoint one of the members to Watco's Board of Managers;

-	Express pipeline system-we acquired a 33 1/3% ownership interest in the Express pipeline system from KMI effective August 28, 2008; and

-
Cortez Pipeline Company-we operate and own a 50% ownership interest in the Cortez Pipeline Company, the sole owner of the Cortez carbon dioxide pipeline system.  A subsidiary of Exxon Mobil Corporation owns a 37% ownership interest and Cortez Vickers Pipeline Company owns the remaining 13% ownership interest.

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Our earnings (losses) from equity investments were as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Plantation Pipe Line Company	$44.7	$30.3	$26.8
Midcontinent Express Pipeline LLC	42.7	30.1	14.7
Red Cedar Gathering Company	31.9	28.7	24.9
Cortez Pipeline Company	24.1	22.5	22.3
Fayetteville Express Pipeline LLC	23.8	-	3.6
KinderHawk Field Services LLC	22.1	19.5	-
Eagle Ford Gathering LLC	11.2	(0.1)	-
Watco Companies, LLC	6.6	-	-
EagleHawk Field Services LLC	3.5	-	-
Express pipeline system	(2.0)	(3.3)	(4.1)
All others	15.8	7.8	3.0
Total	$224.4	$135.5	$91.2
Amortization of excess costs	$(6.7)	$(5.8)	$(5.8)

Summarized combined financial information for our significant equity investments (listed or described above) is reported below (in millions; amounts represent 100% of investee financial information):

	Year Ended December 31,
Income Statement	2011	2010	2009
Revenues	$2,312.9	$1,645.7	$1,215.6
Costs and expenses	1,747.3	1,204.0	824.5
Earnings before extraordinary items and cumulative effect of a change in accounting principle	565.6	441.7	391.1
Net income	$565.6	$441.7	$391.1

	December 31,
Balance Sheet	2011	2010
Current assets	$491.5	$486.6
Non-current assets	$11,488.6	$12,712.1
Current liabilities	$545.8	$622.3
Non-current liabilities	$5,311.9	$5,451.6
Partners'/Owners' equity	$6,122.4	$7,124.8

For information on regulatory matters affecting certain of our equity investments, see Note 17.

As of December 31, 2011 and 2010, our investment amounts also included a bond investment totaling $8.2 million.  This investment consisted of certain tax exempt, fixed-income development revenue bonds we acquired in the fourth quarter of 2008.  Because we have both the ability and the intent to hold these debt securities to maturity, we account for this investment at historical cost.  We acquired our bond investment by issuing notes under the Gulf Opportunity Zone Act of 2005, which is further discussed in Note 8 "Debt-Subsidiary Debt-Gulf Opportunity Zone Bonds."